Annual Fund Operating Expenses - Tactical Multi-Purpose Fund	Dec. 18, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2030
Tactical Multi-Purpose Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Other Expenses (as a percentage of Assets):	644.85%
Acquired Fund Fees and Expenses	0.10%	[2]
Expenses (as a percentage of Assets)	645.20%
Fee Waiver or Reimbursement	(644.10%)	[3]
Net Expenses (as a percentage of Assets)	1.10%

[1]	Fisher Asset Management, LLC d/b/a Fisher Investments (the “Adviser”) has voluntarily agreed to waive the management fee for the Fund because a substantial portion of the assets invested in the Fund is expected to be from client accounts separately managed by the Adviser.
[2]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2030 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of recoupment.